SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Schedule of Costs of Retirement Plans [Table Text Block]
	For the fiscal year ended
	June 30,
	2015	2014

Allocated shares	132,058	116,028
Shares committed to be released	9,338	9,338
Unearned shares	122,311	140,987
Total ESOP shares	263,707	266,353

Fair value of unearned shares at End of period (dollars in thousands)	$1,025	$1,212

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s stock option plan as of June 30, 2015, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2015	2014

Net income allocated to common shareholders, basic and diluted	$2,069	$1,934

	2015	2014
Basic
Weighted-average common shares outstanding	8,348,785	8,374,624

Diluted
Weighted-average common shares outstanding (diluted)	8,348,785	8,374,624

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following  table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2015 and 2014. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2015
Agency mortgage-backed: residential	$96	$—	$96	$—
FHLMC stock	63	—	63	—
	$159	$—	$159	$—

2014
Agency mortgage-backed: residential	$136	$—	$136	$—
FHLMC stock	111	—	111	—
	$247	$—	$247	$—

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2015 and 2014.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2015
Other real estate owned, net
One- to four-family	$525	-	-	$525
Land	15	-	-	15

2014
Impaired loans
One- to four-family	$186	$-	$-	$186

Other real estate owned, net
One- to four-family	1,140	-	-	1,140
Land	15	-	-	15

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2015 and 2014:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2015	(in thousands)	Technique(s)	Input(s)	Average)

Foreclosed and repossessed assets:
1-4 family	$525	Sales comparison approach	Adjustments for differences between comparable sales	1.5% to 11.7% (2.9%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2014	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate
1-4 family	$186	Sales comparison approach	Adjustments for differences between comparable sales	3.1% to 19.8% (4.3%)

Foreclosed and repossessed assets:
1-4 family	$1,140	Sales comparison approach	Adjustments for differences between comparable sales	-37.1% to 30.2% (1.1%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2015 and June 30, 2014 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2015 Using
	Carrying	Level 1	Level 2	Level 3	Total
	Value
Financial assets
Cash and cash equivalents	$13,635	$13,635			$13,635
Available-for-sale securities	159		$159		159
Held-to-maturity securities	6,423		6,534		6,534
Loans held for sale	100		101		101
Loans receivable - net	243,815			$248,265	248,265
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	725		27	698	725

Financial liabilities
Deposits	$199,701	$83,603	$116,304		$199,907
Federal Home Loan Bank advances	26,635		27,265		27,265
Advances by borrowers for taxes and insurance	699		699		699
Accrued interest payable	32		32		32

The carrying amounts and estimated fair values of financial instruments at June 30, 2014, are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2014 Using
	Carrying	Level 1	Level 2	Level 3	Total
	Value
Financial assets
Cash and cash equivalents	$11,511	$11,511			$11,511
Available-for-sale securities	247		$247		247
Held-to-maturity securities	9,018		9,195		9,195
Loans held for sale	—		—		—
Loans receivable - net	246,788			$253,780	253,780
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	891		891		891

Financial liabilities
Deposits	$213,142	$88,854	$124,390		$213,244
Federal Home Loan Bank advances	17,200		18,303		18,303
Advances by borrowers for taxes and insurance	616		616		616
Accrued interest payable	32		32		32

Schedule of Related Party Transactions [Table Text Block]
Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2015 and 2014 are summarized as follows:

(in thousands)	2015	2014

Outstanding principal, beginning of year	$1,265	$1,246
Changes in composition of related parties	157	447
Principal disbursed during the year	146	—
Principal repaid and refinanced during the year	(175)	(428)
Outstanding principal, end of year	$1,393	$1,265